Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Risk Management [Abstract]
Schedule of financial assets represents the maximum credit exposure
	December 31, 2022	December 31, 2021
Cash and cash equivalents	6,783	23,749
Deposits	7,120	-
Other current assets (Restricted deposits)	56	120
Total	13,959	23,869

Schedule of foreign currency denominated monetary liability
	December 31, 2022	December 31, 2021
Assets
Cash and cash equivalents	3,766	19,391
Deposits	7,120	-
	10,886	19,391

Liabilities
Financial liabilities	368	3,215
Total	368	3,215
Net	10,518	16,176

Schedule of sensitivity analysis
	Year ended December 31,	Year ended December 31,
	2022	2021
USD	1,051	1,617
AUD	10	205
GB Pound	45	53

Schedule of cash flows of financial liabilities
	Up to 1 year	Between 1 and 3 years	More than 3 years

Other payables	719	-	-
Lease liabilities	381	635	374
Trade payables	150	-	-
Loan from the IIA	-	24	776
Total	1,250	659	1,150

	Up to 1 year	Between 1 and 3 years	More than 3 years

Other payables	611	-	-
Lease liabilities	305	537	678
Trade payables	93	-	-
Loan from the IIA	-	7	868
Total	1,009	544	1,546